Financial result, net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Results from financial assets and others		$ 665,310	$ 975,245	$ 745,571
Yields and interests		299,246	481,674	383,624
Gain on derivatives valuation		108,838	0	0
Dividends	[1]	44	117,260	0
Gain on sale of equity instruments		0	0	368
Other financial income		27,992	49,157	0
Finance income		1,101,430	1,623,336	1,129,563
Finance expenses
Interest	[2]	(2,384,342)	(1,894,490)	(2,399,414)
Financial cost of other liabilities	[3]	(872,987)	(757,509)	(668,782)
Results from financial assets		(473,598)	(638,767)	(381,445)
Other financial expenses		(198,864)	(43,703)	(62,520)
Finance costs		(3,929,791)	(3,334,469)	(3,512,161)
Foreign exchange gain, net		346,774	40,639	372,223
Financial result, net		$ (2,481,587)	$ (1,670,494)	$ (2,010,375)

[1]	In 2007, Arrendadora Financiera Internacional Bolivariana (AFIB) and Ecopetrol S.A. signed an agreement to constitute a trust fund, in which Invercolsa deposited dividends corresponding to 8.53% of the participation in dispute, regarding the shares acquired by Fernando Londoño. In 2019, as a result of the sentence of the Supreme Court of Justice, Ecopetrol received the amount of dividends that were in that trust.
[2]	As of December 31, 2020, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$247,501 (2019 - COP$248,139 and 2018 - COP$200,833) were capitalized.
[3]	Includes the financial expense of the asset retirement obligations and the liabilities for post-employment benefits.